Schedule of Investments
August 31, 2022 (unaudited)
Footprints Discover Value Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 52.28%

Miscellaneous Electrical Machinery, Equipment & Supplies - 14.44%
Enovix Corp. (2)	15,000	331,800

Motors & Generators - 6.71%
American Superconductor Corp. (2)	28,800	153,792

Oil & Gas Services & Equipment - 8.20%
Western Energy Services Corp. (Canada) (2)	73,473	188,091

Retail - Food Stores - 2.13%
DavidsTea, Inc. (Canada) (2)	38,200	48,896

Radio & TV Broadcasting & Communications Equipment - 3.91%
Seachange International, Inc. (2)	175,500	89,715

Semiconductors & Related Devices - 2.62%
Applied Optoelectronics, Inc. (2)	25,000	60,250

Surety Insurance - 8.52%
MBIA, Inc. (2)	16,600	195,714

Telephone Communications (No Radio Telephone) - 5.75%
Lumen Technologies, Inc.	13,260	132,070

Total Common Stock	(Cost $ 1,394,319)	1,200,328

Money Market Registered Investment Companies (4) - 48.91%

First American Government Obligations Fund Class X - 2.04%	1,123,074	1,123,074

Total Money Market Registered Investment Companies	(Cost $ 1,123,074)	1,123,074

Total Investments - 101.19%	(Cost $ 2,517,393)	2,323,402

Liabilities in Excess of Other Assets - -1.19%		(27,292)

Total Net Assets - 100.00%		2,296,110

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$2,135,311	$0
Level 2 - Other Significant Observable Inputs	188,091	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$2,323,402	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.